CONSOLIDATED STATEMENTS OF EQUITY - USD ($)	Common shares ATM offerings	Common shares Registered direct offering	Common shares	Additional Paid in Capital ATM offerings	Additional Paid in Capital	Accumulated Deficit	Noncontrolling Interest	ATM offerings	Registered direct offering	Public offering	Total
Beginning Balance at Sep. 30, 2022			$ 645		$ 305,411,272	$ (292,500,088)	$ (2,890)				$ 12,908,939
Beginning Balance (in shares) at Sep. 30, 2022			645,426
Increase (Decrease) in Stockholders' Equity
Stock based compensation expense					1,033,889						1,033,889
Common stock issued for Spindle asset purchase			$ 38		952,462						952,500
Common stock issued for Spindle asset purchase (in Shares)			37,500
Net loss						(9,947,059)	(75,857)				(10,022,916)
Ending Balance at Sep. 30, 2023											$ 4,872,412
Ending Balance (in shares) at Sep. 30, 2023											682,926
Ending Balance at Sep. 30, 2023			$ 683		307,397,623	(302,447,147)	(78,747)				$ 4,872,412
Ending Balance (in shares) at Sep. 30, 2023			682,926
Increase (Decrease) in Stockholders' Equity
Stock based compensation expense											340,705
Common stock issued in ATM, net of offering costs								$ 45,566
Net loss											(1,130,281)
Ending Balance at Dec. 31, 2023											4,128,402
Beginning Balance at Sep. 30, 2023			$ 683		307,397,623	(302,447,147)	(78,747)				4,872,412
Beginning Balance (in shares) at Sep. 30, 2023			682,926
Beginning Balance at Sep. 30, 2023											$ 4,872,412
Beginning Balance (in shares) at Sep. 30, 2023											682,926
Increase (Decrease) in Stockholders' Equity
Net loss											$ (3,774,563)
Ending Balance at Jun. 30, 2024											12,234,455
Beginning Balance at Sep. 30, 2023			$ 683		307,397,623	(302,447,147)	(78,747)				4,872,412
Beginning Balance (in shares) at Sep. 30, 2023			682,926
Beginning Balance at Sep. 30, 2023											$ 4,872,412
Beginning Balance (in shares) at Sep. 30, 2023											682,926
Increase (Decrease) in Stockholders' Equity
Exercise of warrants			$ 8,627		(3,687)						$ 4,940
Exercise of warrants (in shares)			8,626,333
Stock based compensation expense					(572,293)						$ (572,293)
Exercise of options cashlessly			$ 1		(1)
Exercise of options cashlessly (in shares)			105
Common stock issued in ATM, net of offering costs	$ 5	$ 161		$ 64,392				64,397	$ 161
Common stock issued in ATM, net of offering costs (In shares)	4,502	161,403									4,501
Deemed dividend - warrant repricing					233,087	(233,087)					$ 155,330
Share issued upon restricted stock vesting			$ 14		(14)
Share issued upon restricted stock vesting (in shares)			14,132
Common stock and pre-funded warrants issued in public offering, net of offering costs			$ 725		10,524,338						10,525,063
Common stock and pre-funded warrants issued in public offering, net of offering costs (in shares)			724,923
Adjustment for reverse split			$ 85		(85)
Adjustment for reverse split (in Shares)			85,061
Common stock issued for Spindle asset purchase			$ 13		17,112						17,125
Common stock issued for Spindle asset purchase (in Shares)			12,500
Net loss						(6,992,521)	(95,785)				(7,088,306)
Ending Balance at Sep. 30, 2024											$ 8,968,085
Ending Balance (in shares) at Sep. 30, 2024											13,755
Ending Balance at Sep. 30, 2024			$ 10,314		318,805,058	(309,672,755)	(174,532)				$ 8,968,085
Ending Balance (in shares) at Sep. 30, 2024			10,311,885
Beginning Balance at Dec. 31, 2023											4,128,402
Increase (Decrease) in Stockholders' Equity
Stock based compensation expense											171,004
Common stock issued in ATM, net of offering costs								$ 18,831	$ 161
Net loss											(4,493,783)
Ending Balance at Mar. 31, 2024											(175,385)
Increase (Decrease) in Stockholders' Equity
Exercise of warrants											4,940
Common stock and pre-funded warrants issued in public offering, net of offering costs										$ 10,525,063
Stock based compensation expense											30,336
Net loss											1,849,501
Ending Balance at Jun. 30, 2024											12,234,455
Beginning Balance at Sep. 30, 2024											8,968,085
Increase (Decrease) in Stockholders' Equity
Exercise of warrants											508,600
Stock based compensation expense											28,973
Common stock and pre-funded warrants issued in registered direct offering, net of offering costs											5,712,700
Net loss											(2,668,713)
Ending Balance at Dec. 31, 2024											12,549,645
Beginning Balance at Sep. 30, 2024			$ 10,314		$ 318,805,058	$ (309,672,755)	$ (174,532)				8,968,085
Beginning Balance (in shares) at Sep. 30, 2024			10,311,885
Beginning Balance at Sep. 30, 2024											$ 8,968,085
Beginning Balance (in shares) at Sep. 30, 2024											13,755
Increase (Decrease) in Stockholders' Equity
Net loss											$ (9,988,942)
Ending Balance at Jun. 30, 2025											$ 6,988,044
Ending Balance (in shares) at Jun. 30, 2025											901,500
Beginning Balance at Dec. 31, 2024											$ 12,549,645
Increase (Decrease) in Stockholders' Equity
Exercise of warrants											984,172
Stock based compensation expense											26,511
Net loss											(3,336,120)
Ending Balance at Mar. 31, 2025											10,224,208
Increase (Decrease) in Stockholders' Equity
Exercise of warrants											723,056
Stock based compensation expense											24,889
Net loss											(3,984,109)
Ending Balance at Jun. 30, 2025											$ 6,988,044
Ending Balance (in shares) at Jun. 30, 2025											901,500